Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment	Dec. 31, 2023
Plant [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Plant [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	14 years
Computers and equipment [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold improvements [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	16 years
Vehicles [Member]
Significant Accounting Policies (Details) - Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years